ERShares Entrepreneurs ETF
Schedule of Investments
March 31, 2023 (Unaudited)
Common Stocks — 95.07% Shares Fair Value
Communications — 19.36%
Airbnb, Inc., Class A
(a)
1,945 $ 241,958
Alphabet, Inc., Class A
(a)
21,167 2,195,654
AppLovin Corp.
(a)
21,923 345,287
Bilibili, Inc. - ADR
(a)
2,697 63,380
DoorDash, Inc., Class A
(a)
3,686 234,282
Meta Platforms, Inc., Class A
(a)
3,947 836,527
Netflix, Inc.
(a)
789 272,584
Playtika Holding, Corp.
(a)
31,570 355,478
Roblox Corp., Class A
(a)
3,673 165,212
Roku, Inc.
(a)
3,972 261,437
Shopify, Inc., Class A
(a)
5,112 245,069
Shutterstock, Inc. 3,509 254,753
Snap, Inc., Class A
(a)
10,781 120,855
Spotify Technology SA
(a)
3,507 468,605
Trade Desk, Inc. (The), Class A
(a)
4,719 287,434
ZoomInfo Technologies, Inc., Class A
(a)
12,717 314,237
6,662,752
Consumer Discretionary — 8.12%
Amazon.com, Inc.
(a)
7,743 799,775
Chipotle Mexican Grill, Inc.
(a)
200 341,658
Copart, Inc.
(a)
4,216 317,085
DraftKings, Inc., Class A
(a)
12,972 251,138
Etsy, Inc.
(a)
3,152 350,912
MercadoLibre, Inc.
(a)
136 179,256
Tesla, Inc.
(a)
2,669 553,711
2,793,535
Consumer Staples — 1.62%
Dollar Tree, Inc.
(a)
1,827 262,266
Five Below, Inc.
(a)
1,427 293,919
556,185
Energy — 0.90%
Enphase Energy, Inc.
(a)
1,474 309,953
Financials — 1.32%
Ares Management Corp., Class A 3,711 309,646
Blackstone Group L.P. (The), Class A 1,650 144,936
454,582
Health Care — 13.28%
10X Genomics, Inc., Class A
(a)
4,715 263,050
BeiGene Ltd. - ADR
(a)
715 154,103
Danaher Corp. 2,022 509,625
Exact Sciences Corp.
(a)
1,837 124,567
Exelixis, Inc.
(a)
21,136 410,250
Globus Medical, Inc., Class A
(a)
3,614 204,697
Masimo Corp.
(a)
3,678 678,738
Regeneron Pharmaceuticals, Inc.
(a)
609 500,397
ResMed, Inc. 2,798 612,734
Royalty Pharma PLC, Class A 5,580 201,047

ERShares Entrepreneurs ETF
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
Common Stocks — 95.07% (continued) Shares Fair Value
Health Care — 13.28% (continued)
Seagen, Inc.
(a)
3,087 $ 625,025
Teladoc Health, Inc.
(a)
10,886 281,947
4,566,180
Industrials — 1.08%
Cintas Corp. 424 196,177
Cognex Corp. 3,515 174,168
370,345
Materials — 1.89%
Graphic Packaging Holding Co. 10,252 261,323
Steel Dynamics, Inc. 3,450 390,057
651,380
Real Estate — 2.17%
Extra Space Storage, Inc. 1,947 317,224
Kimco Realty Corp. 11,120 217,174
Public Storage 700 211,498
745,896
Technology — 45.33%
Alteryx, Inc., Class A
(a)
3,236 190,406
Arista Networks, Inc.
(a)
2,091 350,995
Bentley Systems, Inc. 9,622 413,650
Bill.com Holdings, Inc.
(a)
3,093 250,966
Cloudflare, Inc., Class A
(a)
5,023 309,718
CoStar Group, Inc.
(a)
1,768 121,727
Crowdstrike Holdings, Inc., Class A
(a)
3,619 496,744
Datadog, Inc., Class A
(a)
7,705 559,845
Dropbox, Inc., Class A
(a)
20,069 433,892
Dynatrace, Inc.
(a)
4,760 201,348
EPAM Systems, Inc.
(a)
1,057 316,043
FleetCor Technologies, Inc.
(a)
1,955 412,212
Fortinet, Inc.
(a)
9,794 650,910
HubSpot, Inc.
(a)
1,215 520,931
MongoDB, Inc.
(a)
1,779 414,720
Monolithic Power Systems, Inc. 488 244,264
NVIDIA Corp. 4,984 1,384,405
Okta, Inc.
(a)
6,260 539,862
Oracle Corp. 6,385 593,294
Palo Alto Networks, Inc.
(a)
2,510 501,347
Paycom Software, Inc.
(a)
1,784 542,354
Pure Storage, Inc., Class A
(a)
17,762 453,108
QUALCOMM, Inc. 4,460 569,007
RingCentral, Inc., Class A
(a)
4,008 122,925
Salesforce.com, Inc.
(a)
4,383 875,637
Snowflake, Inc.
(a)
2,105 324,780
Synopsys, Inc.
(a)
1,049 405,176
Twilio, Inc., Class A
(a)
6,695 446,088
Ubiquiti, Inc. 1,017 276,309
UiPath, Inc., Class A
(a)
13,708 240,712
Unity Software, Inc.
(a)
11,599 376,272

ERShares Entrepreneurs ETF
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
Common Stocks — 95.07% (continued) Shares Fair Value
Technology — 45.33% (continued)
Veeva Systems, Inc., Class A
(a)
3,102 $ 570,117
VMware, Inc., Class A
(a)
5,080 634,239
Wolfspeed, Inc.
(a)
2,902 188,485
Workday, Inc., Class A
(a)
1,401 289,363
Zoom Video Communications, Inc., Class A
(a)
5,054 373,187
15,595,038
Total  Common Stocks
  (Cost $28,758,709) 32,705,846
Total Investments — 95.07%
    (Cost $28,758,709) 32,705,846
Other Assets in Excess of Liabilities — 4.93% 1,694,320
Net Assets — 100.00% $ 34,400,166
(a) Non-income producing security.
ADR - American Depositary Receipt

ERShares NextGen Entrepreneurs ETF
Schedule of Investments
March 31, 2023 (Unaudited)
Common Stocks — 89.46% Shares Fair Value
Australia — 8.41%
Communications — 2.82%
carsales.com, Ltd. 20,047 $ 299,644
SEEK Ltd. 18,274 295,440
595,084
Consumer Discretionary — 1.58%
Flight Centre Travel Group Ltd.
(a)
15,931 198,393
Harvey Norman Holdings, Ltd. 55,661 133,976
332,369
Health Care — 1.20%
Telix Pharmaceuticals Ltd.
(a)
54,417 253,297
Materials — 0.64%
Fortescue Metals Group Ltd. 9,008 135,422
Technology — 2.17%
HUB24 Ltd. 14,315 266,756
WiseTech Global Ltd. 4,303 189,588
456,344
Total Australia 1,772,516
Belgium — 1.28%
Health Care — 1.01%
Galapagos NV - ADR
(a)
5,521 213,331
Technology — 0.27%
Materialise NV - ADR
(a)
6,890 57,187
Total Belgium 270,518
Bermuda — 3.00%
Consumer Discretionary — 0.45%
Luk Fook Holdings International Ltd. 29,475 94,298
Financials — 1.15%
Enstar Group, Ltd.
(a)
1,055 244,538
Materials — 0.59%
Nine Dragons Paper Holdings Ltd. 166,068 124,329
Technology — 0.81%
Skyworth Group Ltd. 330,000 169,991
Total Bermuda 633,156
Canada — 13.36%
Consumer Discretionary — 2.01%
Aritzia, Inc.
(a)
4,315 138,467
Gildan Activewear, Inc. 5,026 166,973
Linamar Corp. 1,436 69,095
Spin Master Corp. 144A
(b)
1,730 48,091
422,626
Energy — 0.60%
Vermilion Energy, Inc. 9,829 127,482

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
Common Stocks — 89.46% (continued) Shares Fair Value
Canada — 13.36% (continued)
Financials — 2.55%
Fairfax Financial Holdings Ltd. 422 $ 280,652
First National Financial Corp. 5,511 155,439
Onex Corp. 2,147 100,367
536,458
Industrials — 0.84%
GFL Environmental, Inc. 5,164 177,848
Materials — 1.85%
Cascades, Inc. 13,277 107,963
First Majestic Silver Corp. 5,736 41,380
First Quantum Minerals Ltd. 3,064 70,438
Ivanhoe Mines Ltd.
(a)
5,848 52,832
Triple Flag Precious Metals Corp. 2,010 29,938
West Fraser Timber Co. Ltd. 1,238 88,195
390,746
Real Estate — 4.15%
Allied Properties Real Estate Investment Trust 9,492 171,085
Colliers International Group, Inc. 2,005 211,628
FirstService Corp. 2,044 288,001
Tricon Residential, Inc. 26,243 203,494
874,208
Technology — 1.36%
Nuvei Corporation
(a)
6,575 286,177
Total Canada 2,815,545
Cayman Islands — 4.83%
Communications — 0.33%
Vnet Group, Inc. - ADR
(a)
21,511 69,696
Consumer Discretionary — 1.69%
NagaCorp Ltd.
(a)
209,955 163,848
Yadea Group Holdings Ltd. 74,476 191,843
355,691
Financials — 1.42%
FinVolution Group - ADR 35,345 147,388
Noah Holdings Ltd. - ADR
(a)
4,620 76,461
Value Partners Group Ltd. 239,163 76,087
299,936
Materials — 0.49%
Lee & Man Paper Manufacturing Ltd. 260,226 104,069
Utilities — 0.90%
Tian Lun Gas Holdings Ltd. 323,507 189,386
Total Cayman Islands 1,018,778
China — 8.01%
Communications — 1.21%
Bilibili, Inc. - ADR
(a)
7,170 168,495

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
Common Stocks — 89.46% (continued) Shares Fair Value
China — 8.01% (continued)
Communications — 1.21% (continued)
Weimob, Inc.
(a)
140,828 $ 87,173
255,668
Consumer Discretionary — 1.32%
JD.com, Inc. - ADR 1,035 45,426
NIU Technologies - ADR
(a)
29,772 123,256
XPeng, Inc. - ADR
(a)
9,775 108,600
277,282
Energy — 2.46%
Daqo New Energy Corp. - ADR
(a)
4,090 191,577
JinkoSolar Holding Co., Ltd. - ADR
(a)
2,608 133,060
Tianneng Power International, Ltd. 162,522 192,487
517,124
Financials — 1.11%
Futu Holdings Ltd. - ADR
(a)
4,503 233,481
Health Care — 1.20%
BeiGene Ltd. - ADR
(a)
1,172 252,601
Technology — 0.71%
Kingdee International Software Group Co., Ltd.
(a)
92,694 149,734
Total China 1,685,890
Denmark — 0.44%
Technology — 0.44%
Netcompany Group A/S
(a)
2,515 91,786
Total Denmark 91,786
Germany — 0.27%
Energy — 0.27%
VERBIO Vereinigte BioEnergie AG 1,196 56,196
Total Germany 56,196
Ireland — 1.22%
Health Care — 1.22%
Jazz Pharmaceuticals PLC
(a)
1,759 257,394
Total Ireland 257,394
Isle Of Man — 1.34%
Consumer Discretionary — 1.34%
Entain PLC 18,221 282,990
Total Isle Of Man 282,990
Israel — 4.46%
Communications — 0.97%
Fiverr International Ltd.
(a)
1,562 54,545
Wix.com Ltd.
(a)
1,498 149,500
204,045

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
Common Stocks — 89.46% (continued) Shares Fair Value
Israel — 4.46% (continued)
Energy — 0.93%
SolarEdge Technologies, Inc.
(a)
646 $ 196,352
Technology — 2.56%
AudioCodes, Ltd. 7,856 118,468
Check Point Software Technologies Ltd.
(a)
1,116 145,080
JFrog Ltd
(a)
5,793 114,122
Radware Ltd.
(a)
7,479 161,098
538,768
Total Israel 939,165
Japan — 4.46%
Industrials — 1.00%
S-Pool, Inc. 28,569 129,015
VisasQ, Inc.
(a)
6,686 82,073
211,088
Technology — 3.46%
GMO Payment Gateway, Inc. 1,259 109,008
Rorze Corp. 4,642 411,928
SHIFT, Inc.
(a)
1,165 208,386
729,322
Total Japan 940,410
Jersey — 0.76%
Communications — 0.76%
Gambling.com Group Ltd.
(a)
16,219 160,730
Total Jersey 160,730
Singapore — 3.35%
Consumer Discretionary — 1.11%
Best World International, Ltd.
(a)
126,205 233,775
Consumer Staples — 1.70%
Olam Group Ltd. 141,142 167,329
Wilmar International Ltd. 60,635 192,096
359,425
Technology — 0.54%
UMS Holdings Ltd. 135,282 113,425
Total Singapore 706,625
Spain — 0.47%
Industrials — 0.47%
Sacyr S.A. 30,770 98,929
Total Spain 98,929
Sweden — 5.91%
Communications — 0.45%
Embracer Group A.B.
(a)
20,260 94,960
Consumer Discretionary — 0.99%
Evolution Gaming Group A.B. 1,567 209,933

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
Common Stocks — 89.46% (continued) Shares Fair Value
Sweden — 5.91% (continued)
Financials — 1.21%
Avanza Bank Holding A.B. 2,810 $ 65,906
Nordnet A.B., Class A 11,537 190,203
256,109
Health Care — 0.57%
Cellavision A.B. 6,727 119,743
Industrials — 1.24%
HMS Networks A.B. 4,568 186,657
Instalco A.B. 15,307 73,935
260,592
Real Estate — 1.14%
Fabege A.B. 16,721 128,244
Neobo Fastigheter A.B.
(a)
4,134 4,971
Samhallsbyggnadsbolaget i Norden A.B. 77,755 106,304
239,519
Technology — 0.31%
Sinch A.B.
(a)
24,104 65,196
Total Sweden 1,246,052
Switzerland — 2.13%
Health Care — 1.61%
CRISPR Therapeutics AG
(a)
3,711 167,849
Medacta Group S.A. 1,574 170,869
338,718
Technology — 0.52%
Sensirion Holding AG
(a)
1,000 109,904
Total Switzerland 448,622
United Kingdom — 3.26%
Communications — 0.39%
Future PLC 4,021 57,797
S4 Capital PLC
(a)
12,359 24,791
82,588
Consumer Discretionary — 0.84%
Frasers Group PLC
(a)
18,409 176,580
Health Care — 0.67%
Hikma Pharmaceuticals PLC 6,852 142,032
Technology — 1.36%
Computacenter PLC 10,785 286,046
Total United Kingdom 687,246
United States — 21.82%
Communications — 1.14%
fuboTV, Inc.
(a)
44,729 54,122
Playtika Holding, Corp.
(a)
16,460 185,340
239,462

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
Common Stocks — 89.46% (continued) Shares Fair Value
United States — 21.82% (continued)
Consumer Discretionary — 0.26%
Skechers U.S.A., Inc., Class A
(a)
1,146 $ 54,458
Consumer Staples — 2.23%
e.l.f. Beauty, Inc.
(a)
2,678 220,533
Inter Parfums, Inc. 1,753 249,347
469,880
Energy — 1.27%
Ameresco, Inc., Class A
(a)
1,638 80,622
Antero Resources Corp.
(a)
5,504 127,087
Matador Resources Co. 1,255 59,801
267,510
Financials — 0.52%
Palomar Holdings, Inc.
(a)
1,973 108,910
Health Care — 4.37%
Allogene Therapeutics, Inc.
(a)
5,983 29,556
Amphastar Pharmaceuticals, Inc.
(a)
4,682 175,575
Catalyst Pharmaceuticals, Inc.
(a)
10,360 171,769
Merit Medical Systems, Inc.
(a)
2,292 169,493
Select Medical Holdings Corp. 7,282 188,240
ShockWave Medical, Inc.
(a)
860 186,474
921,107
Industrials — 0.48%
Titan Machinery, Inc.
(a)
3,318 101,033
Technology — 11.55%
Altair Engineering, Inc., Class A
(a)
2,515 181,357
Appfolio, Inc., Class A
(a)
1,665 207,258
Box, Inc., Class A
(a)
2,413 64,644
CS Disco, Inc.
(a)
28,701 190,575
Dropbox, Inc., Class A
(a)
4,021 86,934
ExlService Holdings, Inc.
(a)
884 143,058
Fastly, Inc.
(a)
7,868 139,736
MaxLinear, Inc.
(a)
1,333 46,935
PagerDuty, Inc.
(a)
4,675 163,532
PubMatic, Inc.
(a)
6,048 83,583
R1 RCM, Inc.
(a)
10,041 150,615
Rapid7, Inc.
(a)
1,265 58,076
Repay Holdings Corp.
(a)
16,605 109,095
Simulations Plus, Inc. 3,341 146,804
Super Micro Computer, Inc.
(a)
2,649 282,250
TaskUs, Inc.
(a)
2,252 32,519
Tenable Holdings, Inc.
(a)
1,114 52,926
TTEC Holdings, Inc. 1,228 45,718
Unity Software, Inc.
(a)
4,231 137,254
Zscaler, Inc.
(a)
982 114,727
2,437,596
Total United States 4,599,956

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
Common Stocks — 89.46% (continued) Shares Fair Value
Virgin Islands British — 0.68%
Consumer Staples — 0.68%
Nomad Foods Ltd.
(a)
7,619 $ 142,780
Total Virgin Islands British 142,780
Total  Common Stocks
  (Cost $19,683,479) 18,855,284
Total Investments — 89.46%
    (Cost $19,683,479) 18,855,284
Other Assets in Excess of Liabilities  —  10.54% 2,220,592
Net Assets — 100.00% $ 21,075,876
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR - American Depositary Receipt